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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066
                                   ---------

                      Cornerstone Progressive Return Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            350 Jericho Turnpike, Suite 206, Jericho, New York 11753
--------------------------------------------------------------------------------
                (Address of principal executive offices)   (Zip code)

                                Frank J. Maresca

                          Ultimus Fund Solutions, LLC
            350 Jericho Turnpike, Suite 206, Jericho, New York 11753
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------

Date of fiscal year end:        December 31, 2011
                                ------------------
Date of reporting period:       June 30, 2011
                                ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS


                                                         ====================

                                                         CORNERSTONE PROGRESSIVE
                                                            RETURN FUND, INC.

























                                                             SEMI-ANNUAL REPORT

                                                               JUNE 30, 2011

                                                           =====================

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            5

Statement of Operations                                                        6

Statement of Changes in Net Assets                                             7

Financial Highlights                                                           8

Notes to Financial Statements                                                  9

Results of Annual Meeting of Stockholders                                     15

Investment Management Agreement Approval Disclosure                           16

Description of Dividend Reinvestment Plan                                     17

Proxy Voting and Portfolio Holdings Information                               19

Privacy Policy Notice                                                         20

Summary of General Information                                                23

Stockholder Information                                                       23

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CORNERSTONE PROGRESSIVE RETURN FUND

PORTFOLIO SUMMARY - AS OF JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                                        93.3
--------------------------------------------------------------------------------
Information Technology                                                   1.1
--------------------------------------------------------------------------------
Energy                                                                   0.9
--------------------------------------------------------------------------------
Industrials                                                              0.7
--------------------------------------------------------------------------------
Healthcare                                                               0.7
--------------------------------------------------------------------------------
Financials                                                               0.6
--------------------------------------------------------------------------------
Consumer Staples                                                         0.5
--------------------------------------------------------------------------------
Consumer Discretionary                                                   0.4
--------------------------------------------------------------------------------
Materials                                                                0.1
--------------------------------------------------------------------------------
Utilities                                                                0.1
--------------------------------------------------------------------------------
Other                                                                    1.6
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                     Percent of
Holding                                                 Sector       Net Assets
--------------------------------------------------------------------------------
1. Eaton Vance Risk-Managed Diversified
   Equity Income Fund                               Closed-End Funds      4.9
--------------------------------------------------------------------------------
2. Eaton Vance Tax-Managed Global Diversified
   Equity Income Fund                               Closed-End Funds      4.8
--------------------------------------------------------------------------------
3. Eaton Vance Tax-Managed Global Buy-Write
   Opportunities Fund                               Closed-End Funds      4.8
--------------------------------------------------------------------------------
4. Eaton Vance Tax-Managed Diversified
   Equity Income Fund                               Closed-End Funds      4.8
--------------------------------------------------------------------------------
5. AllianceBernstein Income Fund                    Closed-End Funds      4.7
--------------------------------------------------------------------------------
6. Eaton Vance Tax-Managed Buy-Write
   Opportunities Fund                               Closed-End Funds      3.5
--------------------------------------------------------------------------------
7. BlackRock Build America Bond Trust               Closed-End Funds      3.5
--------------------------------------------------------------------------------
8. Calamos Strategic Total Return Fund              Closed-End Funds      2.9
--------------------------------------------------------------------------------
9. Eaton Vance Enhanced Equity Income Fund II       Closed-End Funds      2.9
--------------------------------------------------------------------------------
10.Eaton Vance Enhanced Equity Income Fund          Closed-End Funds      2.7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 98.37%
 CLOSED-END FUNDS - 93.25%
 CORE - 0.68%
General American Investors Company, Inc.               22,600       $   634,156
                                                                    -----------
CORPORATE DEBT FUNDS
INVESTMENT GRADE-RATED -- 11.86%
AllianceBernstein Income Fund                         555,681         4,384,323
BlackRock Core Bond Trust                              70,164           879,155
BlackRock Income
 Opportunity Trust, Inc.                               64,774           627,012
Federated Enhanced
 Treasury Income Fund                                  59,977           932,642
Invesco Van Kampen
Bond Fund                                              41,104           783,031
MFS Government Markets
 Income Trust                                         125,730           854,964
Western Asset/Claymore
 Inflation-Linked Opportunities &
 Income Fund                                           93,228         1,167,215
Other Corporate Debt Funds
 Investment Grade-Rated(a)                                            1,394,647
                                                                    -----------
                                                                     11,022,989
                                                                    -----------
DEVELOPED MARKET - 1.02%
Japan Smaller Capitalization Fund, Inc.               115,263           948,615
                                                                    -----------
EMERGING MARKETS - 2.54%
India Fund, Inc. (The)                                 21,000           636,300
Templeton Dragon Fund, Inc.                            30,672           931,202
Other Emerging Markets(a)                                               792,187
                                                                    -----------
                                                                      2,359,689
                                                                    -----------
EMERGING MARKETS DEBT - 0.19%
Total Emerging Markets Debt (a)                                         181,031
                                                                    -----------
FLEXIBLE INCOME - 5.13%
MFS Charter Income Trust                               73,065           683,888
Wells Fargo Advantage
 Multi-Sector Income Fund                             103,484         1,593,654
Zweig Total Return Fund, Inc. (The)                   648,533         2,198,527
Other Flexible Income (a)                                               290,736
                                                                    -----------
                                                                      4,766,805
                                                                    -----------



                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
GENERAL & INSURED UNLEVERAGED - 0.44%
Total General & Insured Unleveraged(a)                              $   412,874
                                                                    -----------
GENERAL BOND - 5.59%
BlackRock Build America Bond Trust                    166,841         3,210,021
Duff & Phelps Utility &
 Corporate Bond Trust Inc.                             58,192           659,315
Nuveen Build America Bond Fund                         56,217         1,067,561
Other General Bond(a)                                                   258,734
                                                                    -----------
                                                                      5,195,631
                                                                    -----------
GENERAL MUNICIPAL LEVERAGED - 5.92%
BlackRock MuniYield
 Quality Fund III, Inc.                                69,700           874,038
Nuveen Insured Municipal
 Opportunity Fund, Inc.                               136,178         1,838,403
Other General Municipal Leveraged(a)                                  2,788,354
                                                                    -----------
                                                                      5,500,795
                                                                    -----------
GLOBAL - 3.51%
Alpine Total Dynamic Dividend Fund                    189,014         1,147,315
Calamos Global Dynamic Income Fund                     77,904           677,765
Other Global(a)                                                       1,435,353
                                                                    -----------
                                                                      3,260,433
                                                                    -----------
GLOBAL INCOME - 1.51%
Nuveen Multi-Currency
Short-Term Government Income Fund                      76,905         1,142,808
Other Global Income(a)                                                  262,691
                                                                    -----------
                                                                      1,405,499
                                                                    -----------
HIGH CURRENT YIELD (LEVERAGED) - 0.78%
Other High Current Yield
 (Leveraged)(a)                                                         726,087
                                                                    -----------
HIGH YIELD MUNICIPAL DEBT - 1.47%
BlackRock Muni Assets Fund, Inc.                       85,655         1,006,446
Other High Yield Municipal Debt(a)                                      359,027
                                                                    -----------
                                                                      1,365,473
                                                                    -----------

--------------------------------------------------------------------------------
See accompanying  notes to financial statements.
2

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CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
INCOME & PREFERRED STOCK - 4.37%
Calamos Strategic Total Return Fund                   279,538       $ 2,675,179
Preferred Income Strategies Fund                       90,564           919,225
Other Income & Preferred Stock(a)                                       471,756
                                                                    -----------
                                                                      4,066,160
                                                                    -----------
INSURED MUNICIPAL LEVERAGED - 0.71%
Total Insured Municipal Leveraged(a)                                    656,388
                                                                    -----------
OPTION ARBITRAGE/OPTIONS STRATEGIES - 38.01%
BlackRock Enhanced Capital
 & Income Fund, Inc.                                   50,336           730,879
BlackRock Enhanced Equity
 Dividend Trust                                        98,968           819,455
Cohen & Steers Global
 Income Builder, Inc.                                  65,569           731,094
Eaton Vance Enhanced
 Equity Income Fund                                   208,336         2,500,032
Eaton Vance Enhanced
 Equity Income Fund II                                226,353         2,668,702
Eaton Vance Risk-Managed Diversified
 Equity Income Fund                                   361,450         4,561,499
Eaton Vance Tax-Managed
 Buy-Write Income Fund                                147,258         2,027,743
Eaton Vance Tax-Managed Buy-Write
 Opportunities Fund                                   252,957         3,220,143
Eaton Vance Tax-Managed Diversified Equity
 Income Fund                                          407,200         4,446,624
Eaton Vance Tax-Managed Global Buy-Write
 Opportunities Fund                                   367,136         4,453,360
Eaton Vance Tax-Managed Global
 Diversified Equity Income Fund                       429,796         4,499,964


                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
OPTION ARBITRAGE/OPTIONS STRATEGIES (CONTINUED)
Nuveen Equity Premium
 Advantage Fund                                        76,057       $   954,515
Nuveen Equity Premium and
 Growth Fund                                           40,216           533,666
Nuveen Equity Premium
 Income Fund                                           92,892         1,156,505
Nuveen Equity Premium
 Opportunity Fund                                     164,182         2,039,140
                                                                    -----------
                                                                     35,343,321
                                                                    -----------
PACIFIC EX JAPAN - 5.37%
China Fund, Inc. (The)                                 40,900         1,278,125
Greater China Fund, Inc. (The)*                        72,323           918,502
Morgan Stanley China A
 Share Fund, Inc.                                      67,600         1,845,480
Thai Fund, Inc. (The)                                  40,302           512,641
Other Pacific Ex-Japan (a)                                              437,756
                                                                    -----------
                                                                      4,992,504
                                                                    -----------
REAL ESTATE - 1.30%
Alpine Global Premier
 Properties Fund                                      160,289         1,152,478
Other Real Estate (a)                                                    58,261
                                                                    -----------
                                                                      1,210,739
                                                                    -----------
SECTOR EQUITY - 1.84%
BlackRock Energy and
 Resources Trust                                       22,200           645,576
Evergreen Utilities and
 High Income Fund                                      51,817           608,850
Other Sector Equity(a)(b)                                               459,282
                                                                    -----------
                                                                      1,713,708
                                                                    -----------
U.S. MORTGAGE - 1.01%
BlackRock Income Trust, Inc.                          133,770           941,741
                                                                    -----------
TOTAL CLOSED-END FUNDS                                               86,704,638
                                                                    -----------


--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               3

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CORNERSTONE PROGRESSIVE RETURN FUND

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------
                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 0.46%
Total Consumer Discretionary(a)                                     $   430,062
                                                                    -----------
CONSUMER STAPLES - 0.51%
Total Consumer Staples(a)                                               478,540
                                                                    -----------
ENERGY - 0.88%
Chevron Corporation                                     5,000           514,200
Other Energy (a)                                                        300,760
                                                                    -----------
                                                                        814,960
                                                                    -----------
FINANCIALS - 0.62%
Total Financials(a)                                                     575,980
                                                                    -----------
HEALTHCARE - 0.66%
Total Healthcare(a)                                                     613,080
                                                                    -----------
INDUSTRIALS - 0.71%
Total Industrials(a)                                                    656,509
                                                                    -----------
INFORMATION TECHNOLOGY - 1.09%
International Business
 Machines Corporation                                   3,000           514,650
Other Information Technology(a)                                         497,245
                                                                    -----------
                                                                      1,011,895
                                                                    -----------

                                                       No. of
Description                                            Shares          Value
--------------------------------------------------------------------------------
MATERIALS - 0.13%
Total Materials a)                                                  $   118,390
                                                                    -----------
UTILITIES - 0.06%
Total Utilities(a)                                                       56,490
                                                                    -----------
TOTAL EQUITY SECURITIES
(cost - $90,009,823)                                                 91,460,544
                                                                    -----------
RIGHTS - 0.02%
Total Rights (cost - $0)(a)                                              17,686
                                                                    -----------
SHORT-TERM INVESTMENTS - 2.38%
MONEY MARKET SECURITY - 2.38%
Fidelity Institutional
 Money Market Government Portfolio -
 Class I (cost - $ 2,215,957)                       2,215,957         2,215,957
                                                                    -----------
TOTAL INVESTMENTS - 100.77%%
 (cost - $92,225,780)                                                93,694,187
                                                                    -----------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (0.77)%                                                (714,014)
                                                                    -----------
NET ASSETS - 100.00%                                                $92,980,173
                                                                    ===========
--------------
   (a) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2011.

   (b) Affiliated investment. The Fund holds 0.01% (based on net assets) of Petroleum & Resources Corporation. A trustee of the Fund also serves as a director to such company. During the six months ended June 30, 2011, there was an additional purchase of 449 shares of Petroleum & Resources Corporation with a cost of $13,138, and a sale of 2,475 shares with a cost of $52,899 and sale proceeds of $67,212.

   *  Non-income producing security.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
4

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CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value:
 Unaffiliated issuers (cost - $92,212,642)                         $ 93,680,946
 Affiliated issuers (cost - $ 13,138)                                    13,241
                                                                   ------------
 Total investments (cost - $92,225,780)                              93,694,187
                                                                   ------------
Receivables:
 Investments sold                                                     1,355,175
 Dividends                                                              191,111
Prepaid expenses                                                          4,256
                                                                   ------------
Total Assets                                                         95,244,729
                                                                   ------------
LIABILITIES

Payables:
 Securities purchased                                                 2,077,327
 Investment management fees                                              75,565
 Trustees' fees                                                          21,013
 Other accrued expenses                                                  90,651
                                                                   ------------
Total Liabilities                                                     2,264,556
                                                                   ------------
NET ASSETS (applicable to 15,644,125 shares of
 common shares of beneficial interest)                             $ 92,980,173
                                                                   ============
NET ASSET VALUE PER SHARE
 ($92,980,173 (division) 15,644,125)                               $       5.94
                                                                   ============
NET ASSETS CONSISTS OF
Paid-in capital                                                    $115,966,320
Accumulated net realized loss on investments                        (24,454,554)
Net unrealized appreciation in value of investments                   1,468,407
                                                                   ------------
Net assets applicable to shares outstanding                        $ 92,980,173
                                                                   ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               5

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CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
 Dividends from non-affiliated investments                         $  2,142,411
 Dividends from affiliated investments                                    2,043
                                                                   ------------
 Total Investment Income                                              2,144,454
                                                                   ------------
Expenses:
 Investment management fees                                             312,085
 Trustees' fees and expenses                                             40,777
 Administration fees                                                     31,208
 Legal and audit fees                                                    26,192
 Accounting fees                                                         24,514
 Printing                                                                19,291
 Custodian fees                                                           8,927
 Transfer agent fees                                                      7,439
 Stock exchange listing fees                                              4,840
 Insurance                                                                1,237
 Miscellaneous                                                            2,749
                                                                   ------------
 Total Expenses                                                         479,259
 Less: Fees paid indirectly                                             (47,574)
                                                                   ------------
   Net Expenses                                                         431,685
                                                                   ------------
 Net Investment Income                                                1,712,769
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized gain from unaffiliated investments                       4,629,910
Net realized gain from affiliated investments                           390,131
Capital gain distributions from regulated
 investment companies                                                       736
Capital gain distributions from affiliated
 regulated investment companies                                           1,362
Net change in unrealized appreciation in
 value of investments                                                (3,203,693)
                                                                   ------------
Net realized and unrealized gain on investments                       1,818,446
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  3,531,215
                                                                   ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
6

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CORNERSTONE PROGRESSIVE RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      For the Six
                                                      Months Ended
                                                      June 30, 2011 For the Year Ended
                                                       (Unaudited)   December 31, 2010
                                                      ------------- ------------------

INCREASE/(DECREASE) IN NET ASSETS

Operations:
 Net investment income                                   $ 1,712,769   $  1,181,604
 Net realized gain from investments                        5,022,139     10,392,546
 Net change in unrealized appreciation/(depreciation)
  in value of investments                                 (3,203,693)      (795,580)
                                                         -----------   ------------
  Net increase in net assets resulting
    from operations                                        3,531,215     10,778,570
                                                         -----------   ------------
Dividends and distributions to shareholders:
 Net investment income                                    (1,712,769)   (10,660,166)
 Return-of-capital                                        (4,728,619)    (3,769,736)
                                                         -----------   ------------
  Total dividends and distributions to shareholders       (6,441,388)   (14,429,902)
                                                         -----------   ------------
Transactions in common share of beneficial interest:
 Proceeds from rights offering of 6,254,468 and
  0 newly issued common shares of beneficial
  interest, respectively                                  40,591,497           --
 Offering expenses associated with rights offering           (85,000)          --
 Proceeds from 14,828 and 27,803 shares newly issued in
  reinvestment of dividends and distributions,
  respectively                                               106,851        189,938
                                                         -----------   ------------
 Net increase in net assets from transactions in
  common shares of beneficial interest                    40,613,348        189,938
                                                         -----------   ------------
 Total increase/(decrease) in net assets                  37,703,175     (3,461,394)
                                                         -----------   ------------
NET ASSETS

Beginning of period                                       55,276,998    58,738,392
                                                        ------------  ------------
End of period                                           $ 92,980,173  $ 55,276,998
                                                        ============  ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                          For the         For the Period
                                                  For the Six            Years Ended      Sept. 10, 2007*
                                                 Months Ended            December 31,         through
                                                June 30, 2011    ----------------------------------------
                                                 (Unaudited)      2010      2009     2008   Dec. 31, 2007
                                                -------------    ------    ------   ------  -------------
PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period               $  5.90       $ 6.28    $ 7.16   $ 14.10     $ 14.96^
                                                   -------       ------    ------   -------     -------
Net investment income#                                0.15         0.13      0.16      0.16        0.06
Net realized and unrealized gain/(loss)
 on investments                                       0.18         1.03      1.42     (4.64)      (0.35)
                                                   -------       ------    ------   -------     -------
Net increase/(decrease) in net assets
 resulting from operations                            0.33         1.16      1.58     (4.48)      (0.29)
                                                   -------       ------    ------   -------     -------
Dividends and distributions to shareholders:
 Net investment income                               (0.15)       (1.14)    (0.16)    (0.16)      (0.06)
 Net realized capital gains                           --           --        --        --         (0.15)
 Return-of-capital                                   (0.47)       (0.40)    (2.30)    (2.30)      (0.41)
                                                   -------       ------    ------   -------     -------
 Total dividends and distributions
  to shareholders                                    (0.62)       (1.54)    (2.46)    (2.46)      (0.62)
                                                   -------       ------    ------   -------     -------
Transactions in common shares of
 beneficial interest:
 Anti-dilutive effect due to shares issued:
 Rights offering                                      0.33         --        --        --          0.05
 Reinvestment of dividends and distributions          --           --+       --        --          --
                                                   -------       ------    ------   -------     -------
 Total transactions in common shares of
  beneficial interest                                 0.33         --        --        --          0.05
                                                   -------       ------    ------   -------     -------
Net asset value, end of period                     $  5.94      $  5.90   $  6.28   $  7.16    $  14.10
                                                   =======      =======   =======   =======    ========
Market value, end of period                        $  7.16      $  7.46   $  8.90   $  7.10    $  16.75
                                                   =======      =======   =======   =======    ========
Total investment return (a)                           4.47%(b)     4.73%    65.40%   (47.53)%     16.02%(b)
                                                   =======      =======   =======   =======    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)            $92,980      $55,277   $58,738   $66,811    $131,628
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)(d)                    1.38%(e)     1.47%     1.39%     1.25%       1.29%(e)
Ratio of expenses to average net assets,
 excluding fee waivers, if any (d)(f)                 1.54%(e)     1.61%     1.54%     1.32%       1.42%(e)
Ratio of expenses to average net assets,
 net of fee waivers, if any (d)(f)                    1.54%(e)     1.61%     1.54%     1.32%       1.42%(e)
Ratio of net investment income to average
 net assets                                           5.49%(e)     2.20%     2.54%     1.48%       1.46%(e)
Portfolio turnover rate                              52.94%(b)   117.45%   115.99%    20.19%       6.77%(b)

-----------------------------------------------------------------------------------------------------------
   *  Commencement of operations.
   ^  Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
   #  Based on average shares outstanding.
   +  Amount rounds to less than $0.01
   (a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b) Not annualized.
   (c) Expenses are net of fees paid indirectly.
   (d) Expenses do not include expenses of investment companies in which the
      Fund invests.
   (e) Annualized.
   (f) Expenses exclude the reduction for fees paid indirectly.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At June 30, 2011, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the six months ended June 30, 2011, the Fund did not engage in derivative instruments and other hedging activities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2011, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2010, and for the period ended June 30, 2011 there was no material impact to the financial statements.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees ("Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

DISTRIBUTION POLICY RISK: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN     OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES         INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                             $91,478,230            --
 Short-Term Investments                           2,215,957            --
Level 2 - Other Significant
 Observable Inputs                                     --              --
Level 3 - Significant
 Unobservable Inputs                                   --              --
                                                -----------         ----------
Total                                           $93,694,187            --
                                                ===========         ==========
----------
* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund's investments into major categories is disclosed in its Summary Schedule of Investments.

During the six months ended June 30, 2011 the Fund did not have any significant transfers in and out of Level 1 or Level 2.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2011.

The disclosures for the Fund's fiscal year beginning January 1, 2011 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management continues to evaluate the impact of ASU No. 2010-6 for the required disclosure.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles ("GAAP") and International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $47,574 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June 30, 2011, Cornerstone earned $312,085 for investment management services.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six months ended June 30, 2011 were as follows:

                                                    ADAMS            PETROLEUM &
                                                   EXPRESS            RESOURCES
                                                   COMPANY           CORPORATION
                                                  ----------         -----------
Market value at
 beginning of period                              $1,518,016             $66,850
                                                  ==========          ==========
Shares at beginning
 of period                                           141,606               2,475
Shares purchased
 during the period                                      --                   449
Shares sold during
 the period                                          141,606               2,475
                                                  ----------          ----------
Shares at end of period                                 --                   449
                                                  ==========          ==========
Dividend income earned
 during the period                                $    2,043             $  --
                                                  ==========          ==========
Cost of purchases
 during the period                                      --               $13,138
Proceeds from sales
 during the period                                $1,608,657             $67,212
Net realized gain
 during the period                                $  375,819             $14,312
Capital gain distribution                         $    1,362             $  --
Market value at
 end of period                                    $     --               $13,241

NOTE F. INVESTMENT IN SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than short-term investments, were $68,476,517 and $32,430,402, respectively.

NOTE G. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 15,644,125 shares outstanding at June 30, 2011. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the six months ended June 30, 2011 were as follows:

Shares at beginning of period                                        9,374,829
Shares newly issued from rights offering                             6,254,468
Shares newly issued in reinvestment
 of dividends and distributions                                         14,828
                                                                    ----------
Shares at end of period                                             15,644,125
                                                                    ==========

NOTE H. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2011. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2010 for the Fund was ordinary income $10,660,166 and return-of-capital $3,769,736.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2010, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $29,362,102 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $92,244,122, $2,454,365, $(1,004,290) and $1,450,075, respectively.










--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 19, 2011, the Annual Meeting of Shareholders of Cornerstone Progressive Return Fund was held and the following matter was voted upon based on 9,377,056 common shares outstanding on February 16, 2011:

   (1) To approve the re-election of six trustees until the 2012 Annual Meeting.

        Name of Directors               For             Withheld
        -----------------             ---------         --------
        Ralph W. Bradshaw             7,914,416          252,651
        Thomas H. Lenagh              7,918,500          248,567
        Edwin Meese III               7,901,237          265,830
        Scott B. Rogers               7,913,239          253,828
        Andrew A. Strauss             7,904,066          263,001
        Glenn W. Wilcox, Sr.          7,883,731          283,336





--------------------------------------------------------------------------------
                                                                              15

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Trustees including, the Independent Trustees, (the "Board") of Cornerstone Progressive Return Fund, Inc. (the "Fund") considers the approval of the continuation of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 11, 2011.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed- end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including regarding the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed- end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement's continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund's peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Trustees present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

--------------------------------------------------------------------------------
16

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund) operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company, LLC (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund's last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund's shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

--------------------------------------------------------------------------------
                                                                              17

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 888-556-0422.


--------------------------------------------------------------------------------
18

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.





--------------------------------------------------------------------------------
                                                                              19

PRIVACY POLICY (UNAUDITED)

--------------------------------------------------------------------------------
FACTS

WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, INC. (THE "FUND") DO WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

What?

The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

o Social Security number

o account balances

o account transactions

o transaction history

o wire transfer instructions

o checking account information

When you are NO LONGER our customer, we continue to share your information as described in this notice.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
Reasons we can share your           Does the Cornerstone           Can you limit
personal information                Fund share?                    this sharing?
--------------------------------------------------------------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES -            Yes                     No
such as to process your transactions,
maintain your account(s), respond
to court orders and legal
investigations, or report to
credit bureaus
--------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to                 No               We don't share
offer our products and services
to you
--------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER                  No               We don't share
FINANCIAL COMPANIES
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS           Yes                     No
PURPOSES - information about your
transactions and experiences
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS           No               We don't share
PURPOSES - information about your
creditworthiness
--------------------------------------------------------------------------------
FOR OUR AFFILIATES TO MARKET TO YOU             No               We don't share
--------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU              No               We don't share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUESTIONS? Call (513) 326-3597.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT WE DO
--------------------------------------------------------------------------------
WHO IS PROVIDING THIS NOTICE?       Cornerstone Progressive Return Fund, Inc.
                                    (the "Fund")
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    To protect your personal information from
SERVICE PROVIDERS, ON THE FUND'S    unauthorized access and use, we and
BEHALF PROTECT MY PERSONAL          our service providers use security measures
INFORMATION?                        that comply with federal law. These
                                    measures include computer safeguards and
                                    secured files and buildings.
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    We collect your personal information, for
SERVICE PROVIDERS, ON THE FUND'S    example, when you:
BEHALF COLLECT MY PERSONAL
INFORMATION?                        o open an account
                                    o provide account information
                                    o give us your contact information
                                    o make a wire transfer

                                    We also collect your information from
                                    others, such as credit bureaus,
                                    affiliates, or other companies.
--------------------------------------------------------------------------------
                                                                              21

PRIVACY POLICY (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------
WHY CAN'T I LIMIT ALL SHARING?      Federal law gives you the right to limit
                                    only

                                    o sharing for affiliates' everyday business
                                      purposes - information about your
                                      creditworthiness
                                    o affiliates from using your information to
                                      market to you
                                    o sharing for nonaffiliates to market to you

                                    State laws and individual companies may give
                                    you additional rights to limit sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
AFFILIATES                          Companies related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    o CORNERSTONE ADVISORS, INC.
--------------------------------------------------------------------------------
NONAFFILIATES                       Companies not related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    o THE FUND DOES NOT SHARE WITH
                                    NONAFFILIATES, SO THEY CAN MARKET TO YOU.
--------------------------------------------------------------------------------
JOINT MARKETING                     A formal agreement between nonaffiliated
                                    financial companies that together market financial products or services to you.

                                    o THE FUND DOES NOT JOINTLY MARKET.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are available on THE WALL STREET JOURNAL website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation "Cornerstone Prog Return (CFP)" and on the BARRON'S website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.


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                                                                              23

                      Cornerstone Progressive Return Fund

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6. INVESTMENTS.

(a)

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

EQUITY SECURITIES - 98.37%
     CLOSED-END FUNDS - 93.25%
         CORE - 0.68%
             General American Investors Company, Inc.       22,600  $   634,156
                                                                    -----------

         CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 11.86%
             AllianceBernstein Income Fund                 555,681    4,384,323
             BlackRock Core Bond Trust                      70,164      879,155
             BlackRock Credit Allocation Income Trust IV    17,676      221,127
             BlackRock Enhanced Government Fund, Inc.       21,067      326,960
             BlackRock Income Opportunity Trust, Inc.       64,774      627,012
             Federated Enhanced Treasury Income Fund        59,977      932,642
             Invesco Van Kampen Bond Fund                   41,104      783,031
             MFS Government Markets Income Trust           125,730      854,964
             Montgomery Street Income Securities, Inc.      14,485      230,891
             Morgan Stanley Income Securities Inc.          12,381      213,325
             Rivus Bond Fund                                 3,691       68,770
             Transamerica Income Shares, Inc.                2,921       63,765
             Western Asset Income Fund                      18,100      240,187
             Western Asset Investment Grade Defined
                Opportunity Trust Inc.                       1,418       29,622
             Western Asset/Claymore Inflation-Linked
                Opportunities & Income Fund                 93,228    1,167,215
                                                                    -----------
                                                                     11,022,989
                                                                    -----------
         DEVELOPED MARKET - 1.02%
             Japan Smaller Capitalization Fund, Inc.       115,263      948,615
                                                                    -----------

         EMERGING MARKETS - 2.54%
             Aberdeen Emerging Markets Telecommunications
                and Infrastructure Fund, Inc.                  769      14,450
             First Israel Fund, Inc.                         8,733     150,208
             First Trust/Aberdeen Emerging
                Opportunity Fund                            13,981     292,063
             India Fund, Inc. (The)                         21,000     636,300
             Morgan Stanley Eastern Europe Fund, Inc. **     6,400     118,976
             Morgan Stanley Emerging Markets Fund, Inc.      2,600      41,184
             Morgan Stanley Frontier Emerging Markets
                Fund, Inc.                                   3,165      42,506

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

     CLOSED-END FUNDS (CONTINUED)
         EMERGING MARKETS (CONTINUED)
             Morgan Stanley Turkish Investment Fund, Inc.
                (The)                                        5,896  $    94,100
             Templeton Dragon Fund, Inc.                    30,672      931,202
             Templeton Russia and East European
                Fund, Inc.                                   1,800       38,700
                                                                    -----------
                                                                      2,359,689
                                                                    -----------
         EMERGING MARKETS DEBT - 0.19%
             Morgan Stanley Emerging Markets Debt
                Fund, Inc.                                  12,876      136,743
             Western Asset Worldwide Income Fund Inc.        3,200       44,288
                                                                    -----------
                                                                        181,031
                                                                    -----------
         FLEXIBLE INCOME - 5.13%
             MFS Charter Income Trust                       73,065      683,888
             Putnam Master Intermediate Income Trust        49,869      290,736
             Wells Fargo Advantage Multi-Sector
                Income Fund                                103,484    1,593,654
             Zweig Total Return Fund, Inc. (The)           648,533    2,198,527
                                                                    -----------
                                                                      4,766,805
                                                                    -----------
         GENERAL & INSURED UNLEVERAGED - 0.44%
             Nuveen Select Maturities Municipal Fund         3,785       38,758
             Nuveen Select Tax-Free Income Portfolio 3      27,448      374,116
                                                                    -----------
                                                                        412,874
                                                                    -----------
         GENERAL BOND - 5.59%
             BlackRock Build America Bond Trust            166,841    3,210,021
             Duff & Phelps Utility & Corporate Bond
                Trust Inc.                                  58,192      659,315
             MFS InterMarket Income Trust I                 19,142      160,027
             MFS Multimarket Income Trust                   14,452       98,707
             Nuveen Build America Bond Fund                 56,217    1,067,561
                                                                    -----------
                                                                      5,195,631
                                                                    -----------
         GENERAL MUNICIPAL LEVERAGED - 5.92%
             BlackRock Long-Term Municipal Advantage Trust   8,555       89,571
             BlackRock Municipal Income Investment
                Quality Trust                                1,500       20,535
             BlackRock Municipal Income Quality Trust        8,910      121,532
             BlackRock MuniEnhanced Fund, Inc.              13,700      140,699
             BlackRock MuniYield Investment Quality Fund    21,700      276,241



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------
     CLOSED-END FUNDS (CONTINUED)
         GENERAL MUNICIPAL LEVERAGED (CONTINUED)
             BlackRock MuniYield Quality Fund III, Inc.     69,700  $   874,038
             BlackRock MuniYield Quality Fund, Inc.         22,529      305,493

             BlackRock Strategic Municipal Trust             1,900       23,712
             Eaton Vance Tax-Advantaged Bond and Option
                Strategies Fund                             20,170      353,378
             Invesco Insured Municipal Trust                 8,887      119,441
             Invesco Municipal Premium Income Trust         22,536      172,175
             Nuveen Dividend Advantage Municipal Fund 3      5,300       73,140
             Nuveen Insured Municipal Opportunity
                Fund, Inc.                                  136,178   1,838,403
             Nuveen Municipal Income Fund                    28,120     296,666
             Nuveen Municipal Market Opportunity
                Fund, Inc.                                   15,000     193,950
             Nuveen Municipal Value Fund, Inc.               14,876     137,752
             Nuveen Performance Plus Municipal Fund, Inc. 6,900 95,427 Nuveen Premium Income Municipal
                Fund 4, Inc.                                  7,353      90,810
             Nuveen Premium Income Municipal Fund, Inc.       7,500      99,300
             Nuveen Quality Income Municipal Fund, Inc.      13,205     178,532
                                                                    -----------
                                                                      5,500,795
                                                                    -----------
         GLOBAL - 3.51%
             Alpine Global Dynamic Dividend Fund            11,524       84,701
             Alpine Total Dynamic Dividend Fund            189,014    1,147,315
             Calamos Global Dynamic Income Fund             77,904      677,765
             Clough Global Allocation Fund                  29,600      455,248
             Clough Global Equity Fund                      23,819      352,521
             Eaton Vance Tax-Advantaged Global Dividend
                 Opportunities Fund                          2,900       62,930
             Gabelli Global Multimedia Trust Inc.           34,978      278,775
             Gabelli Global Utility & Income Trust (The)       400        8,356
             GDL Fund (The)                                 14,379      192,822
                                                                    -----------
                                                                      3,260,433
                                                                    -----------
         GLOBAL INCOME - 1.51%
             Nuveen Global Government Enhanced Income Fund 17,858 262,691 Nuveen Multi-Currency Short-Term Government
                Income Fund                                 76,905    1,142,808
                                                                    -----------
                                                                      1,405,499
                                                                    -----------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------
     CLOSED-END FUNDS (CONTINUED)
         HIGH CURRENT YIELD (LEVERAGED) - 0.78%
             BlackRock Strategic Bond Trust                  7,218  $    96,577
             First Trust Strategic High Income Fund         41,016      153,810
             First Trust Strategic High Income Fund II      37,941      196,534
             First Trust Strategic High Income Fund III        906        4,095
             Franklin Universal Trust                       27,995      183,367
             Helios Strategic Income Fund, Inc.             16,145       91,704
                                                                    -----------
                                                                        726,087
                                                                    -----------
         HIGH YIELD MUNICIPAL DEBT - 1.47%
             BlackRock Muni Assets Fund, Inc.               85,655    1,006,446
             Invesco Municipal Income Opportunities Trust    6,945       43,823
             Invesco Municipal Income Opportunities
                Trust II                                    16,100      113,666
             Nuveen Municipal High Income Opportunity
                Fund 2                                      18,355      201,538
                                                                    -----------
                                                                      1,365,473
                                                                    -----------
         INCOME & PREFERRED STOCK - 4.37%
             BlackRock Preferred Opportunity Trust          34,759      376,788
             Calamos Strategic Total Return Fund           279,538    2,675,179
             Nuveen Tax-Advantaged Dividend Growth Fund      2,500       33,125
             Nuveen Tax-Advantaged Floating Rate Fund       24,541       61,843
             Preferred Income Strategies Fund               90,564      919,225
                                                                    -----------
                                                                      4,066,160
                                                                    -----------
         INSURED MUNICIPAL LEVERAGED - 0.71%
             Invesco Van Kampen Trust For Insured
                Municipals                                  16,320      208,570
             Nuveen Insured Quality Municipal Fund, Inc.     5,465       72,575
             Nuveen Insured Tax-Free Advantage Municipal
                Fund                                        27,370      375,243
                                                                    -----------
                                                                        656,388
                                                                    -----------
         OPTION ARBITRAGE/OPTIONS STRATEGIES - 38.01%
             BlackRock Enhanced Capital & Income
                Fund, Inc.                                  50,336      730,879
             BlackRock Enhanced Equity Dividend Trust       98,968      819,455
             Cohen & Steers Global Income Builder, Inc.     65,569      731,094
             Eaton Vance Enhanced Equity Income Fund       208,336    2,500,032
             Eaton Vance Enhanced Equity Income Fund II    226,353    2,668,702

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------
     CLOSED-END FUNDS (CONTINUED)
         OPTION ARBITRAGE/OPTIONS STRATEGIES (CONTINUED)
             Eaton Vance Risk-Managed Diversified Equity
                Income Fund                                361,450  $ 4,561,499
             Eaton Vance Tax-Managed Buy-Write Income Fund 147,258    2,027,743
             Eaton Vance Tax-Managed Buy-Write
                Opportunities Fund                         252,957    3,220,143
             Eaton Vance Tax-Managed Diversified Equity
                Income Fund                                407,200    4,446,624
             Eaton Vance Tax-Managed Global Buy-Write
                Opportunities Fund                         367,136    4,453,360
             Eaton Vance Tax-Managed Global Diversified
                Equity Income Fund                         429,796    4,499,964
             Nuveen Equity Premium Advantage Fund           76,057      954,515
             Nuveen Equity Premium and Growth Fund          40,216      533,666
             Nuveen Equity Premium Income Fund              92,892    1,156,505
             Nuveen Equity Premium Opportunity Fund        164,182    2,039,140
                                                                    -----------
                                                                     35,343,321
                                                                    -----------
         PACIFIC EX JAPAN - 5.37%
             Aberdeen Indonesia Fund, Inc.                  16,000      219,680
             China Fund, Inc. (The)                         40,900    1,278,125
             Greater China Fund, Inc. (The) *               72,323      918,502
             Korea Fund, Inc. (The)                          4,446      218,076
             Morgan Stanley China A Share Fund, Inc.        67,600    1,845,480
             Thai Fund, Inc. (The)                          40,302      512,641
                                                                    -----------
                                                                      4,992,504
                                                                    -----------
         REAL ESTATE - 1.30%
             Alpine Global Premier Properties Fund         160,289    1,152,478
             RMR Asia Pacific Real Estate Fund               3,151       58,261
                                                                    -----------
                                                                      1,210,739
                                                                    -----------
         SECTOR EQUITY - 1.84%
             BlackRock EcoSolutions Investment Trust        10,631      112,051
             BlackRock Energy and Resources Trust           22,200      645,576
             Evergreen Utilities and High Income Fund       51,817      608,850
             Gabelli Healthcare & WellnessRx Trust (The) *  28,231      218,226
             MLP & Strategic Equity Fund, Inc.               6,600      115,764
             Petroleum & Resources Corporation (a)             449       13,241
                                                                    -----------
                                                                      1,713,708
                                                                    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------
     CLOSED-END FUNDS (CONTINUED)
         U.S. MORTGAGE - 1.01%
             BlackRock Income Trust, Inc.                  133,770  $   941,741
                                                                    -----------

     TOTAL CLOSED-END FUNDS                                          86,704,638
                                                                    -----------

     CONSUMER DISCRETIONARY - 0.46%
         Comcast Corporation - Class A                       3,358       85,092
         DIRECTV Group, Inc. (The) - Class A *               4,000      203,280
         Ford Motor Company *                                5,000       68,950
         Time Warner, Inc.                                   2,000       72,740
                                                                    -----------
                                                                        430,062
                                                                    -----------
     CONSUMER STAPLES - 0.51%
         H.J. Heinz Company                                  2,000      106,560
         Wal-Mart Stores, Inc.                               7,000      371,980
                                                                    -----------
                                                                        478,540
                                                                    -----------
     ENERGY - 0.88%
         Chevron Corporation                                 5,000      514,200
         ConocoPhillips                                      4,000      300,760
                                                                    -----------
                                                                        814,960
                                                                    -----------
     FINANCIALS - 0.62%
         AFLAC, Inc.                                         2,000       93,360
         American Express Company                            3,000      155,100
         JPMorgan Chase & Co.                                8,000      327,520
                                                                    -----------
                                                                        575,980
                                                                    -----------
     HEALTH CARE - 0.66%
         Abbott Laboratories                                 3,000      157,860
         Becton, Dickinson and Company                       3,000      258,510
         Cardinal Health, Inc.                               2,000       90,840
         Merck & Company, Inc.                               3,000      105,870
                                                                    -----------
                                                                        613,080
                                                                    -----------
     INDUSTRIALS - 0.71%
         3M Company                                          1,567      148,630
         Emerson Electric Company                            2,000      112,500
         Union Pacific Corporation                           2,000      208,800
         United Technologies Corporation                     2,108      186,579
                                                                    -----------
                                                                        656,509
                                                                    -----------
     INFORMATION TECHNOLOGY - 1.09%
         AOL, Inc. *                                           181        3,595
         International Business Machines Corporation         3,000      514,650

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------
     INFORMATION TECHNOLOGY (CONTINUED)
         Oracle Corporation                                 15,000  $   493,650
                                                                    -----------
                                                                      1,011,895
                                                                    -----------
     MATERIALS - 0.13%
         Freeport-McMoRan Copper & Gold, Inc.                2,238      118,390
                                                                    -----------

     UTILITIES - 0.06%
         Duke Energy Corporation                             3,000       56,490
                                                                    -----------

TOTAL EQUITY SECURITIES (cost - $90,009,823)                         91,460,544
                                                                    -----------
RIGHTS - 0.02%
     Japan Smaller Capitalization Fund, Inc.* (cost - $0)   65,263       17,686
                                                                    -----------

SHORT-TERM INVESTMENT - 2.38%
     MONEY MARKET FUND - 2.38%
         Fidelity Institutional Money Market Government
                Portfolio - Class I (cost - $2,215,957)  2,215,957    2,215,957
                                                                    -----------

TOTAL INVESTMENTS - 100.77% (cost - $92,225,780)                     93,694,187
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.77)%                        (714,014)
                                                                    -----------

NET ASSETS - 100.00%                                                $92,980,173
                                                                    -----------

------------

   *  Non-income producing security.

   (a) Affiliated Investment. The Fund holds 0.01% (based on net assets) of Petroleum & Resources Corporation. A trustee of the Fund also serves as a director to such company. During the six months ended June 30, 2011, there was an additional purchase of 449 shares of Petroleum & Resources Corporation with a cost of $13,138, and a sale of 2,475 shares with a cost of $52,899 and sale proceeds of $67,212.

See accompanying notes to financial statements.

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not required

(b) There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT    Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund
             -----------------------------------------------



By (Signature and Title)*   /s/ Ralph W. Bradshaw
                           -----------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date   September 2, 2011
      -------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ Ralph W. Bradshaw
                           -----------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date   September 2, 2011
      -------------------





By (Signature and Title)*  /s/ Frank J. Maresca
                           -----------------------------------------
                           Frank J. Maresca, Treasurer
                           (Principal Financial Officer)


Date  September 2, 2011
      -------------------



* Print the name and title of each signing officer under his or her signature.